SELECTED STATEMENTS OF INCOME DATA (Schedule of Research and Development Costs, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement Related Disclosures [Abstract]
Total costs	$ 218,226	$ 211,406	$ 151,698
Less - grants and participations	(2,171)	(2,363)	(1,668)
Less - capitalization of software development costs	(32,225)	(27,936)	(8,502)
Research and development, net	$ 183,830	$ 181,107	$ 141,528